UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2009

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/  Christine M. Sloan            Baltimore, MD            April 24, 2009

   [Signature]                    [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      41

 Form 13F Information Table Value Total:      $      448,154
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE


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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE

 AGL RESOURCES INC.         COM      001204106  7,954     299,800  SH       SOLE           299,800
 APACHE CORP.               COM      037411105  12,818    200,000  SH       SOLE           200,000
 ATMOS ENERGY CORP.         COM      049560105  4,282     185,200  SH       SOLE           185,200
 BAKER HUGHES, INC..        COM      057224107  5,853     205,000  SH       SOLE           205,000
 CHEVRON CORP.              COM      166764100  61,525    915,000  SH       SOLE           915,000
 COMPLETE PRODUCTION SE     COM      20453E109  1,233     400,500  SH       SOLE           400,500
 CONOCOPHILLIPS             COM      20825C104  16,130    411,891  SH       SOLE           411,891
 CONSOL ENERGY INC.         COM      20854P109  3,155     125,000  SH       SOLE           125,000
 DEVON ENERGY CORP.         COM      25179M103  11,173    250,000  SH       SOLE           250,000
 DUPONT EI DE NEMOURS       COM      263534109  5,415     242,500  SH       SOLE           242,500
 ENERGEN CORP.              COM      29265N108  8,739     300,000  SH       SOLE           300,000
 EOG RESOURCES INC.         COM      26875P101  10,952    200,000  SH       SOLE           200,000
 EQT CORP                   COM      26884L109  12,494    398,800  SH       SOLE           398,800
 EXXON MOBIL CORP.          COM      30231G102  60,949    895,000  SH       SOLE           895,000
 FOREST OIL CORP            COM      346091705   914       69,477  SH       SOLE           69,477
 HALLIBURTON CO.            COM      406216101  10,829    700,000  SH       SOLE           700,000
 HERCULES OFFSHORE, INC     COM      427093109   790      500,000  SH       SOLE           500,000
 HESS CORPORATION           COM      42809H107  10,569    195,000  SH       SOLE           195,000
 INTERNATIONAL COAL GRO     COM      45928H106  4,830    3,000,000 SH       SOLE          3,000,000
 MASSEY ENERGY CO.          COM      576206106  1,822     180,000  SH       SOLE           180,000
 MDU RESOURCES GROUP, I     COM      552690109  6,053     375,000  SH       SOLE           375,000
 NABORS INDUSTRIES, LTD     SHS      G6359F103  5,195     520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  6,134     200,000  SH       SOLE           200,000
 NATIONAL OILWELL VARCO     COM      637071101  3,977     138,538  SH       SOLE           138,538
 NEW JERSEY RESOURCES C     COM      646025106  10,194    300,000  SH       SOLE           300,000
 NOBLE CORP                 SHS      H5833N103  18,670    775,000  SH       SOLE           775,000
 NOBLE ENERGY INC.          COM      655044105  18,319    340,000  SH       SOLE           340,000
 NORTHEAST UTILITIES        COM      664397106  4,318     200,000  SH       SOLE           200,000
 NORTHWEST NATURAL GAS      COM      667655104  1,737      40,000  SH       SOLE           40,000
 OCCIDENTAL PETROLEUM C     COM      674599105  22,260    400,000  SH       SOLE           400,000
 QUESTAR CORP               COM      748356102  7,063     240,000  SH       SOLE           240,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  11,739    265,000  SH       SOLE           265,000
 SCHLUMBERGER LTD           COM      806857108  7,616     187,500  SH       SOLE           187,500
 SOUTHWEST GAS CORP         COM      844895102  7,077     335,900  SH       SOLE           335,900
 SPECTRA ENERGY CORP.       COM      847560109  1,539     108,812  SH       SOLE           108,812
 TOTAL S.A.             SPONSORED ADR89151E109  9,812     200,000  SH       SOLE           200,000
 TRANSOCEAN LTD           REG SHS    H8817H100  18,120    307,953  SH       SOLE           307,953
 WEATHERFORD INT'L. LTD     COM      H27013103  10,927    987,120  SH       SOLE           987,120
 WGL HOLDINGS INC.          COM      92924F106  4,930     150,300  SH       SOLE           150,300
 WILLIAMS COMPANIES, IN     COM      969457100  5,121     450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  14,927    487,500  SH       SOLE           487,500
                                                448,154
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